Bernzott U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.9%
	CONSUMER DISCRETIONARY — 9.9%
96,705	Gentex Corp.	$3,158,385
76,415	Golden Entertainment, Inc.	2,782,270
149,885	Topgolf Callaway Brands Corp. *	2,613,995
		8,554,650
	CONSUMER STAPLES — 3.3%
100,015	Hostess Brands, Inc. *	2,848,427
	ENERGY — 10.1%
19,605	Chord Energy Corp.	3,166,208
187,605	Patterson-UTI Energy, Inc.	2,652,735
105,770	Viper Energy Partners LP	2,942,521
		8,761,464
	FINANCIALS — 21.5%
43,620	Artisan Partners Asset Management, Inc. - Class A	1,675,880
115,395	Cadence Bank	2,640,238
53,855	Encore Capital Group, Inc. *	2,523,645
19,820	Evercore, Inc. - Class A	2,775,791
29,735	HCI Group, Inc.	1,584,281
121,100	James River Group Holdings Ltd.	1,763,216
47,355	Mr Cooper Group, Inc. *	2,683,134
47,700	Texas Capital Bancshares, Inc. *	2,978,388
		18,624,573
	HEALTH CARE — 9.3%
48,060	Encompass Health Corp.	3,414,182
21,300	Enovis Corp. *	1,193,652
81,230	Halozyme Therapeutics, Inc. *	3,457,149
		8,064,983
	INDUSTRIALS — 21.7%
100,835	API Group Corp. *	2,838,505
91,840	Granite Construction, Inc.	3,792,074
57,770	Hillenbrand, Inc.	2,798,379
345,720	Hillman Solutions Corp. *	3,128,766
278,590	Janus International Group, Inc. *	3,189,855
77,465	SP Plus Corp. *	3,034,304
		18,781,883
	MATERIALS — 5.9%
120,540	MP Materials Corp. *	2,524,108

Bernzott U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
56,820	Silgan Holdings, Inc.	$2,564,286
		5,088,394
	REAL ESTATE — 10.5%
44,320	Howard Hughes Holdings, Inc. *	3,485,768
65,545	Spirit Realty Capital, Inc. - REIT	2,530,693
51,045	Terreno Realty Corp. - REIT	3,108,130
		9,124,591
	TECHNOLOGY — 3.2%
27,750	Plexus Corp. *	2,818,013
	UTILITIES — 2.5%
41,195	National Fuel Gas Co.	2,213,819
	TOTAL COMMON STOCKS
	(Cost $76,149,207)	84,880,797

Principal Amount
	SHORT-TERM INVESTMENTS — 2.2%
$1,878,206	UMB Bank Demand Deposit, 0.01% [1]	1,878,206
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,878,206)	1,878,206
	TOTAL INVESTMENTS — 100.1%
	(Cost $78,027,413)	86,759,003
	Liabilities in Excess of Other Assets — (0.1)%	(79,192)
	TOTAL NET ASSETS — 100.0%	$86,679,811

LP – Limited Partnership
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.